Leases (Details) - Schedule of supplemental balance sheet information related to the lease - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of supplemental balance sheet information related to the lease [Abstract]
Operating lease right-of-use asset	$ 107,617	$ 191,702
Lease liability, current portion	81,012	104,592
Lease liability, long-term	29,150	91,089
Total operating lease liability	$ 110,162	$ 195,681